Notes Payable - Schedule of Notes Payable (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 23, 2025	Oct. 18, 2024	Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 219,361	$ 548,350
Less: Debt Discount	$ (1,027)	$ (3,841)	(172)	(4,862)		$ (17,901)
Note Payable [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				548,350		964,000
Less: Debt Discount			(21,987)	(8,164)
Total Debt			197,374	540,186
Less: Current Debt			(151,515)	(467,962)
Total Long Term Debt			45,859	72,224		21,586
Note Payable [Member] | The June 13, 2020 Loan [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				57,913
Interest Rate			3.75%
Original Maturity Date			June 2050
Note Payable [Member] | The April 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 25,433	$ 31,213		41,213
Interest Rate			18.00%
Original Maturity Date			June 2026	June 2026
Note Payable [Member] | The May 31, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 44,317	$ 55,000	[1]	57,000	[1]
Interest Rate			15.00%	15.00%	[1]
Original Maturity Date			June 2026	May 2025	[1]
Note Payable [Member] | The December 30, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 23,965		117,615
Interest Rate			20.00%	20.00%
Original Maturity Date			February 2026	February 2026
Note Payable [Member] | The February 27, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 361,143
Interest Rate			18.00%
Original Maturity Date			February 2026	February 2026
Note Payable [Member] | The June 1, 2025 Loan [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 81
Interest Rate
Original Maturity Date			December 2026
Note Payable [Member] | The July 23, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 358
Interest Rate
Original Maturity Date			January 2027	January 2027
Note Payable [Member] | The October 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 18,677
Interest Rate
Original Maturity Date			April 2027	April 2027
Note Payable [Member] | The January 5, 2026 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 4,908
Interest Rate
Original Maturity Date			January 2027
Note Payable [Member] | The January 29, 2026 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 94,110
Interest Rate			20.00%
Original Maturity Date			July 2026
Note Payable [Member] | The February 9, 2026 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 50,593
Interest Rate
Original Maturity Date			August 2027

[1]	In default as of December 31, 2025